Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 15, 2014
Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key	dei_EntityCentralIndexKey	0001556505
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	May 15, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
OnTrack Core Fund Advisor Class Shares | OnTrack Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return while keeping the Fund's volatility and downside risk below that of major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended December 31, 2013, the Fund's portfolio turnover rate was 412% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	412.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser delegates execution of the Fund's investment strategy to the sub-adviser.  The sub-advisor will use a flexible investment approach that emphasizes capital preservation, but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions.  The sub-adviser seeks to achieve the Fund's investment objective by investing long-or-short primarily in stocks, bonds and commodities using the sub-adviser's technical and risk control strategies.  However, the sub-adviser may choose to not allocate Fund assets to each group, depending upon market conditions.  The sub-adviser executes stock investments primarily through: (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds ("ETFs"), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles); bond investments primarily through: (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles); and commodity investments primarily through: (1) commodity ETFs, (2) commodity-linked exchange-traded notes, (3) commodity-linked structured notes and (4) commodity futures contracts.  The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, to no more than 10% of Fund assets.  The Fund may invest 100% of its assets in ETFs and or mutual funds.  The sub-adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure.  These investments may include significant allocations to lower quality rated corporate debt commonly known as "junk bonds."  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  Bonds include mortgage-backed securities ("MBS").  The sub-adviser may invest in foreign countries including emerging markets.  However, the sub-adviser focuses primarily on U.S. investments.  The sub-adviser uses derivatives as substitutes for underlying assets and for risk management.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.  The sub-adviser takes short positions when it believes a specific asset or asset class will decline in price or to manage (hedge) the price risk of the long positions in the Fund's portfolio.  When the sub-adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments.  The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The sub-adviser engages in frequent trading to achieve the Fund's investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Funds' portfolio to take advantage of market opportunities.  However, these instruments may also be used for hedging purposes.

The sub-adviser's technical strategy is based on a form of technical analysis known as "chart analysis" that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns.  Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The sub-adviser also uses this technique to take short positions in down-trending assets.  The sub-adviser defines risk as expected return volatility and expected downside loss.  Expected downside loss is also referred to as downside risk or drawdown risk.

The sub-adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks.  The sub-adviser sells long positions when it believes price trends or risk trends have become unattractive.  The sub-adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.  The following risks apply to the Fund directly and indirectly through the Fund's investment in mutual funds, ETFs and pooled vehicles.

•

Bond Risk:  Typically, a rise in interest rates causes a decline in the value of bonds.  The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.

•

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•

Derivatives Risk:  Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund's losses.

•

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market securities also tend to be less liquid.

•

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

•

Junk Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

•

Leverage Risk:  Derivatives magnify losses because they require only a small investment relative to their notional amount.  Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

•

Management Risk:  The sub-adviser's reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

•

Market Risk:  Overall investment market risks affect the value of the Fund.  Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

•

Mortgage-Backed Security Risk:  Mortgage-Backed Securities ("MBS") are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

•

Mutual Fund, ETF Risk and Pooled Vehicle Risk:  Mutual funds, ETFs and pooled vehicles involve duplication of investment advisory fees and certain other expenses.  ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Pooled vehicles will not have all the protections of the Investment Company Act of 1940 such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

•

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Short Position Risk:  The Fund's short positions may result in a loss if the price of the short position instruments rise and it costs more to cover the short positions. In contrast to the Fund's long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund's short positions is unlimited.

•

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

•

Turnover Risk:  A higher portfolio turnover may result in higher transactional and brokerage costs.  The Fund's portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.advisorspreferred.com or by calling 1-855-747-9555.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-747-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorspreferred.com
OnTrack Core Fund Advisor Class Shares | OnTrack Core Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTRGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 332
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,014
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,591
OnTrack Core Fund Investor Class Shares | OnTrack Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return while keeping the Fund's volatility and downside risk below that of major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended December 31, 2013, the Fund's portfolio turnover rate was 412% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	412.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser delegates execution of the Fund's investment strategy to the sub-adviser.  The sub-advisor will use a flexible investment approach that emphasizes capital preservation, but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions.  The sub-adviser seeks to achieve the Fund's investment objective by investing long-or-short primarily in stocks, bonds and commodities using the sub-adviser's technical and risk control strategies.  However, the sub-adviser may choose to not allocate Fund assets to each group, depending upon market conditions.  The sub-adviser executes stock investments primarily through: (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds ("ETFs"), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles); bond investments primarily through: (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles); and commodity investments primarily through: (1) commodity ETFs, (2) commodity-linked exchange-traded notes, (3) commodity-linked structured notes and (4) commodity futures contracts.  The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, to no more than 10% of Fund assets.  The Fund may invest 100% of its assets in ETFs and or mutual funds.  The sub-adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure.  These investments may include significant allocations to lower quality rated corporate debt commonly known as "junk bonds."  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  Bonds include mortgage-backed securities ("MBS").  The sub-adviser may invest in foreign countries including emerging markets.  However, the sub-adviser focuses primarily on U.S. investments.  The sub-adviser uses derivatives as substitutes for underlying assets and for risk management.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.  The sub-adviser takes short positions when it believes a specific asset or asset class will decline in price or to manage (hedge) the price risk of the long positions in the Fund's portfolio.  When the sub-adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments.  The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The sub-adviser engages in frequent trading to achieve the Fund's investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Funds' portfolio to take advantage of market opportunities.  However, these instruments may also be used for hedging purposes.

The sub-adviser's technical strategy is based on a form of technical analysis known as "chart analysis" that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns.  Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The sub-adviser also uses this technique to take short positions in down-trending assets.  The sub-adviser defines risk as expected return volatility and expected downside loss.  Expected downside loss is also referred to as downside risk or drawdown risk.

The sub-adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks.  The sub-adviser sells long positions when it believes price trends or risk trends have become unattractive.  The sub-adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest 100% of its assets in ETFs and or mutual funds. The sub-adviser seeks total return from capital appreciation and income from both dividends and interest payments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.  The following risks apply to the Fund directly and indirectly through the Fund's investment in mutual funds, ETFs and pooled vehicles.

•

Bond Risk:  Typically, a rise in interest rates causes a decline in the value of bonds.  The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.

•

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•

Derivatives Risk:  Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund's losses.

•

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market securities also tend to be less liquid.

•

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

•

Junk Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

•

Leverage Risk:  Derivatives magnify losses because they require only a small investment relative to their notional amount.  Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

•

Management Risk:  The sub-adviser's reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

•

Market Risk:  Overall investment market risks affect the value of the Fund.  Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

•

Mortgage-Backed Security Risk:  Mortgage-Backed Securities ("MBS") are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

•

Mutual Fund, ETF Risk and Pooled Vehicle Risk:  Mutual funds, ETFs and pooled vehicles involve duplication of investment advisory fees and certain other expenses.  ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Pooled vehicles will not have all the protections of the Investment Company Act of 1940 such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

•

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Short Position Risk:  The Fund's short positions may result in a loss if the price of the short position instruments rise and it costs more to cover the short positions. In contrast to the Fund's long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund's short positions is unlimited.

•

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

•

Turnover Risk:  A higher portfolio turnover may result in higher transactional and brokerage costs.  The Fund's portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.advisorspreferred.com or by calling 1-855-747-9555.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-747-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorspreferred.com
OnTrack Core Fund Investor Class Shares | OnTrack Core Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTRFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,416

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund may incur up to 0.10% in shareholder service fees.